Share-Based Compensation - Number of Awards Outstanding (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Ending balance	1,334
Exercisable	546
Beginning balance	4,096	5,161
Granted	935	1,373
Exercised	(1,710)	(2,024)
Forfeited	(326)	(414)
Ending balance	2,995	4,096
Exercisable	546	695
Beginning balance	$ 78.06	$ 65.11
Granted	121.16	102
Exercised	68.66	49.1
Forfeited	99.68	85.75
Ending balance	89.76	78.06
Exercisable	$ 77.32	$ 69.05
Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	1,908	2,598
Granted	245	384
Exercised	(734)	(893)
Forfeited	(85)	(181)
Ending balance	1,334	1,908
Exercisable	546	695
TSRUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	1,390	1,614
Granted	446	668
Exercised	(693)	(736)
Forfeited	(125)	(156)
Ending balance	1,018	1,390
PRSUs [Member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Awards [Line Items]
Beginning balance	798	949
Granted	244	321
Exercised	(283)	(395)
Forfeited	(116)	(77)
Ending balance	643	798